Basis of presentation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Basis of presentation and accounting policies
Schedule of subsidiaries of company

Holdings companies

				Percentage of ownership at
	Country of			December 31,
Company	incorporation	Local currency	Main activity	2022	2021	2020
Abafor S.A.	Uruguay	Uruguayan pesos	Holding company	100.00%	100.00%	100.00%
ACI Airport Sudamérica S.A.U. (“ACI”)	Spain	Euros	Holding company	100.00%	100.00%	100.00%
ACI Airports Italia S.A.U.	Spain	Euros	Holding company	100.00%	100.00%	100.00%
America International Airports LLC (1)	USA	U.S. dollars	Holding company	100.00%	100.00%	100.00%
Anabe ITG S.L. (9)	Spain	Euros	Holding company	100.00%	-	-
Cargo & Logistics S.A. (1) (7)	Argentina	Argentine pesos	Holding company	82.89%	82.10%	81.81%
Cedicor S.A.	Uruguay	Uruguayan pesos	Holding company	100.00%	100.00%	100.00%
Cerealsur S.A.	Uruguay	Uruguayan pesos	Holding company	100.00%	100.00%	100.00%
Corporación Aeroportuaria S.A.	Argentina	Argentine pesos	Holding company	99.98%	99.98%	99.98%
Corporación América Italia S.p.A. (“CAI”)	Italy	Euros	Holding company	75.00%	75.00%	75.00%
Corporación América S.A. (7)	Argentina	Argentine pesos	Holding company	97.22%	96.18%	95.80%
Corporación América Sudamericana S.A. (7)	Panamá	U.S. dollars	Holding company	96.53%	95.50%	95.12%
DICASA Spain S.A.U. (1)	Spain	Euros	Holding company	100.00%	100.00%	100.00%
Inframérica Participaçoes S.A. (1) (8)	Brazil	Brazilian real	Holding company	99.98%	99.97%	99.97%
Yokelet S.L.	Spain	Euros	Holding company	100.00%	100.00%	100.00%

Operating companies

				Percentage of ownership at
	Country of			December 31,
Company	incorporation	Local currency	Main activity	2022	2021	2020
ACI do Brasil S.A.	Brazil	Brazilian real	Service company	99.99%	99.99%	99.99%
Aerocombustibles Argentinos S.A. (7)	Argentina	Argentine pesos	Fueling company	94.79%	93.78%	93.40%
Aeropuerto de Bahía Blanca S.A. (“BBL”) (7)	Argentina	Argentine pesos	Airports Operation	82.64%	81.75%	81.43%
Aeropuertos Argentina 2000 S.A.(“AA2000”) (2) (7)	Argentina	Argentine pesos	Airports Operation	82.69%	81.91%	81.62%
Aeropuertos del Neuquén S.A. (“ANSA”) (7)	Argentina	Argentine pesos	Airports Operation	75.54%	74.73%	74.44%
Armenia International Airports C.J.S.C. (“AIA”)	Armenia	Dram	Airports Operation	100.00%	100.00%	100.00%
CAAirports International Services S.A.	Uruguay	Uruguayan pesos	Service company	100.00%	100.00%	100.00%
Consorcio Aeropuertos Internacionales S.A. (“CAISA”)	Uruguay	Uruguayan pesos	Airports Operation	100.00%	100.00%	100.00%
Enarsa Aeropuertos S.A. (7)	Argentina	Argentine pesos	Fuel plants	77.77%	76.95%	76.64%
Inframérica Concessionária do Aeroporto de Brasilia S.A. (“ICAB”) (8)	Brazil	Brazilian real	Airports Operation	50.99%	50.99%	50.98%
Inframérica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. (“ICASGA”)	Brazil	Brazilian real	Airports Operation	99.98%	99.98%	99.98%
Paoletti América S.A. (3) (7)	Argentina	Argentine pesos	Service company	41.35%	40.95%	40.81%
Puerta del Sur S.A. (”PDS”)	Uruguay	Uruguayan pesos	Airports Operation	100.00%	100.00%	100.00%
Servicios y Tecnología Aeroportuaria S.A. (7)	Argentina	Argentine pesos	Service company	82.79%	82.01%	81.72%
TCU S.A.	Uruguay	Uruguayan pesos	Service company	100.00%	100.00%	100.00%
Terminal Aeroportuaria Guayaquil S.A. (“TAGSA”) (4)	Ecuador	U.S. dollars	Airports Operation	49.99%	49.99%	49.99%
Texelrío S.A. (7)	Argentina	Argentine pesos	Service company	57.88%	57.34%	57.13%
Toscana Aeroporti S.p.A. (“TA”) (5) (6)	Italy	Euros	Airports Operation	46.71%	46.71%	46.71%
Villalonga Furlong S.A. (7)	Argentina	Argentine pesos	Service company	82.90%	82.12%	81.83%

(1) These companies do not have relevant net assets other than the share of ownership in the operating companies included in the table below.

(2) Includes a 9.35% direct interest of Cedicor S.A. in AA2000.

(3) The Group has control over this company based on having majority representation in the board, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(4) The Group has control over this company based on having power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(5) The Group has control over this company based on having a majority stake in Corporación América Italia S.p.A. that has 62.28% of ownership of TA, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(6) The Group TA has control over the following companies: Jet Fuel Co. S.r.l., Parcheggi Peretola S.r.l., Toscana Aeroporti Engineering S.r.l. and Toscana Aeroporti Construzioni S.r.l. Additionally, the Group TA had control over Toscana Aeroporti Handling S.r.l. until December 30, 2022, when sold an 80% of its participation.

(7) In November 2020, December, 2021, and December 2022 Cedicor S.A.’s contributions in Corporación América S.A. were capitalized increasing its participation from 95.37% to 95.80% in 2020, from 95.80% to 96.18% in 2021 and from 96.18% to 97.22% in 2022, indirectly modifying the participation in the operating subsidiaries.

(8) During 2021 and 2022 CAAP made contributions in Inframérica Participaçoes S.A. increasing indirectly its participation in ICAB from 50.98% in 2020 to 50.99%.

(9) Holding company to be part of the structure related to the future Nigerian´s concessions, see Note 1.2.3.

Schedule of summary financial information of Group's subsidiaries represents amounts before intragroup elimination

	TA
	December 31,	December 31,
	2022	2021
Non-current assets	255,355	274,947
Current assets	89,097	101,116
Total assets	344,452	376,063
Non-current liabilities	99,928	141,898
Current liabilities	137,057	117,933
Total liabilities	236,985	259,831
Equity	107,467	116,232
Revenue	117,209	70,469
Gross income/(loss)	22,633	(12,681)
Operating income/(loss)	10,306	(12,182)
Financial results	(4,119)	(3,061)
Share of income in associates	(258)	91
Income tax	(1,528)	8,704
Net income/(loss)	4,401	(6,448)
Other comprehensive loss for the year	(5,827)	(8,978)
Total comprehensive loss for the year	(1,426)	(15,426)
Dividends paid	(7,340)	-

Increase/(decrease) in cash
Provided by/(used in) operating activities	26,588	(13,249)
Used in investing activities	(3,161)	(4,909)
Used in financing activities	(21,843)	(8,522)

	TAGSA
	December 31,	December 31,
	2022	2021
Non-current assets	56,025	57,798
Current assets	53,752	43,357
Total assets	109,777	101,155
Non-current liabilities	13,536	20,051
Current liabilities	47,447	35,749
Total liabilities	60,983	55,800
Equity	48,794	45,355
Revenue	96,199	65,155
Gross profit	38,614	20,784
Operating income	22,561	9,150
Financial results	(316)	(1,413)
Income tax	(1,937)	(971)
Net income	20,308	6,766
Other comprehensive income/(loss) for the year	356	(205)
Total comprehensive income for the year	20,664	6,561
Dividends paid	(17,225)	(3,000)

Increase/(decrease) in cash
Provided by operating activities	36,709	21,877
Used in investing activities	(10,152)	(20,076)
Used in financing activities	(24,399)	(10,245)

	ICAB
	December 31,	December 31,
	2022	2021
Non-current assets	645,847	641,422
Current assets	86,134	28,951
Total assets	731,981	670,373
Non-current liabilities	841,901	586,362
Current liabilities	190,784	314,662
Total liabilities	1,032,685	901,024
Equity	(300,704)	(230,651)
Revenue	79,713	51,706
Gross profit	19,047	1,909
Operating income	21,328	11,702
Financial results	(114,550)	(124,815)
Income tax	(12,409)	(9,320)
Net loss	(105,631)	(122,433)
Other comprehensive (loss)/income for the year	(13,748)	14,898
Total comprehensive loss for the year	(119,379)	(107,535)

Increase/(decrease) in cash
Provided by/(used in) operating activities	32,188	(585)
Used in investing activities	(53)	(459)
Provided by financing activities	17,003	457

	AA2000
	December 31,	December 31,
	2022	2021
Non-current assets	1,594,529	1,387,949
Current assets	211,057	230,607
Total assets	1,805,586	1,618,556
Non-current liabilities	796,193	684,043
Current liabilities	222,223	279,138
Total liabilities	1,018,416	963,181
Equity	787,170	655,375
Revenue	758,111	362,128
Gross profit	234,803	37,846
Operating income/(loss)	190,446	(6,949)
Financial results	35,866	61,322
Income tax	2,900	(54,396)
Net income/(loss)	229,212	(23)
Other comprehensive income for the year	314,021	125,333
Total comprehensive income for the year	543,233	125,310

Increase/(decrease) in cash
Provided by operating activities	146,789	62,937
Provided by investing activities	8,338	11,516
(Used in)/ provided by financing activities	(122,453)	31,455

Schedule of estimated useful life of property, plant and equipment

Buildings and improvements	25‑30	years
Plant and production equipment	3‑10	years
Vehicles, furniture and fixtures, and other equipment	4‑10	years